Commitments and Contingencies - Additional Information - Purchase Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014 Vessel
Teekay Tankers [Member] | Aframax tankers [Member]
Long-term Purchase Commitment [Line Items]
Aggregate purchase price	$ 37.0
Escrow fund	3.7
Teekay Tankers [Member] | Modern LR2 Vessels [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Aggregate purchase price	193.3
Long Distance Towing And Offshore Installation [Member] | Teekay Offshore [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	6
Aggregate purchase price	$ 220.0
Long Distance Towing And Offshore Installation [Member] | Teekay Offshore [Member] | Delivery In the first and early second quarter of 2015 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Long Distance Towing And Offshore Installation [Member] | Teekay Offshore [Member] | Delivery in rest of Second Quarter of 2015 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2